Financial instruments - Sensitivity Analysis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Statement Line Items [Line Items]
Fair value, asset	$ 30,164	$ 40,693
Royal Gold deliverables
Statement Line Items [Line Items]
Fair value, asset	1,206
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	8,139
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	(5,726)
Gold contracts
Statement Line Items [Line Items]
Fair value, asset	495
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	0
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	5,942
Copper contracts
Statement Line Items [Line Items]
Fair value, asset	2,379
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	551
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	5,292
Fuel contracts
Statement Line Items [Line Items]
Fair value, liability	(364)
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, liabilities	783
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, liabilities	(1,500)
Foreign exchange contracts
Statement Line Items [Line Items]
Fair value, asset	8,589
Increase (decrease) in fair value measurement due to reasonably possible increase in unobservable input, assets	58,284
Increase (decrease) in fair value measurement due to reasonably possible decrease in unobservable input, assets	$ (45,814)